Related parties	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Related parties

20	Related parties

The Company’s related parties are subsidiaries, joint ventures, associates, shareholders and its related entities and key management personnel of the Company.

(a)	Balances

	Trade accounts receivables		Related parties’ assets		Trade payables		Dividends payable		Related parties’ liabilities
Assets and liabilities	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Parent
Votorantim S.A.	-	-	3	2	1,985	765	-	-	2,522	-

Related parties
Andrade Gutierrez Engenharia S.A.	-	-	-	-	10,908	3,353	-	-	-	-
Auren Comercializadora de Energia Ltda.	-	1	-	-	-	976	-	-	-	-
Campos Novos Energia S.A.	-	-	-	-	14,835	9,652	-	-	-	-
Companhia Brasileira de Alumínio	193	187	-	-	-	263	-	-	(9)	-
Votorantim Cimentos S.A.	653	607	-	-	137	163	-	-	-	-
Votorantim International CSC S.A.C	-	-	-	-	-	1	-	-	891	487
Other	6	6	-	-	127	164	2,830	7,922	531	546
	852	801	3	2	27,992	15,337	2,830	7,922	3,935	1,033
Current	852	801	-	-	27,992	15,337	2,830	7,922	-	-
Non-current	-	-	3	2	-	-	-	-	3,935	1,033
	852	801	3	2	27,992	15,337	2,830	7,922	3,935	1,033

(b)	Transactions

		Sales			Purchases
Profit and loss	2023	2022	2021	2023	2022	2021
Parent
Votorantim S.A.	-	-	-	7,484	4,704	3,735

Related parties
Andrade Gutierrez Engenharia S.A. Group (i)	-	-	-	73,757	38,907	41,498
Auren Comercializadora de Energia Ltda.	744	744	5,993	7,971	4,974	16,207
Campos Novos Energia S.A.	-	-	-	61,545	4,954	-
Companhia Brasileira de Alumínio	161	9,708	8,988	210	3,787	3,736
Votorantim Cimentos S.A.	-	-	-	1,050	1,494	661
Votorantim International CSC S.A.C	-	-	-	5,122	5,049	4,278
Other	-	-	113	436	1,157	1,120
	905	10,452	15,094	157,575	65,026	71,235

(i) As part of the execution of the Aripuanã project, in June 2019 the Company entered into a mining development services agreement with Andrade Gutierrez Engenharia S.A., in which one of the Company director’s close family members may have significant influence at its holding level. Additionally, in June 2020, NEXA entered into one additional agreement with Consórcio Construtor Nova Aripuanã (a consortium of the Andrade Gutierrez group of companies) in connection with construction and operational services for the Aripuanã project.

(c)	Key management compensation

Key management includes the members of the Company's global executive team and Board of Directors. Key management compensation, including all benefits, was as follows:

	2023	2022
Short-term benefits	7,276	7,371
Other long-term benefits	77	158
Total key management compensation	7,353	7,529

Short-term benefits include fixed compensation, payroll charges and short-term benefits under the Company’s variable compensation program. Other long-term benefits relate to the variable compensation program.